Related Party Transactions	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Related Party Transactions
37	RELATED PARTY TRANSACTIONS

(a)	Transactions with CMCC Group
The following is a summary of principal related party transactions entered into by the Group with CMCC Group for the years ended December 31, 2018, 2019 and 2020.

		2020	2019	2018
	Note	Million	Million	Million
Revenue from telecommunications services	(i)	979	495	71
Property leasing and management services revenue	(ii)	280	197	226
Telecommunications services charges	(i)	188	103	—
Property leasing and management services charges	(ii)	1,365	1,129	1,009
Charges for use of network assets	(iii)	1,891	1,448	2,308
Charges of use of network capacity	(iii)	4	30	402
Interest expenses	(iv)	170	187	142
Short-term bank deposits received	(iv)	26,706	21,637	10,873
Short-term bank deposits repaid	(iv)	21,637	10,873	8,611
Consideration of assets transferred	(v)	—	873	—

The outstanding balances related to transactions with CMCC Group are included in the following accounts captions summarized as follows:

		As of	As of
		December 31, 2020	December 31, 2019
	Note	Million	Million
Accounts receivable		995	630
Other receivables		372	277
Prepayments and other current assets		6	2
Amounts due from ultimate holding company		1,396	1,350
Right-of-use assets		679	399
Lease liabilities		770	468
Accounts payable		4,770	6,741
Accrued expenses and other payables		1,696	90
Amounts due to ultimate holding company	(iv)	26,714	21,677

These amounts arise in the ordinary course of business and with terms determined through mutual negotiation.

Note:

(i)
The amounts represent telecommunications services settlement received/receivable from or paid/payable to CMCC Group for the telecommunications project planning, design and construction services, telecommunications line and pipeline construction services, and telecommunications line maintenance services.

(ii)
The amounts represent the charges of property leasing and management fees received/receivable from or paid/payable to CMCC Group in respect of offices, retail outlets and warehouses. The amounts included the depreciation of right-of-use
assets recognized in relation to the property leasing agreements and the finance cost associated with the lease liabilities.

(iii)	The amounts represent the charges for use of network assets and the TD-SCDMA network capacity charges paid/payable to CMCC Group.

(iv)	The amounts represent the deposits received from or repaid to CMCC Group and interest expenses paid/payable to CMCC Group in respect of the deposits.

(v)	On August 9, 2019, the Group completed an acquisition of assets related to the “Village Connect” project, at a total consideration of RMB873 million.

(b)	Principal transactions with associates and joint ventures of the Group
The following is a summary of principal related party transactions entered into by the Group with the associates and joint ventures of the Group for the year ended December 31, 20
18
, 2019 and 20
20
.

		2020	2019	2018
	Note	Million	Million	Million
Revenue from telecommunications services	(i)	582	535	604
Property leasing and management services revenue	(ii)	32	30	40
Interest and other income	(iii)	969	6,130	4,083
Dividend income		4,362	2,299	691
Telecommunications services charges	(i)	2,515	474	528
Related costs for use of tower assets	(iv)	41,438	39,843	37,837

The outstanding balances related to transactions with the associates and joint ventures of the Group are included in the following accounts captions summarized as follows:

		As of December 31, 2020	As of December 31, 2019
	Note	Million	Million
Accounts receivable	(i)	185	225
Interest receivable	(iii)	502	831
Right-of-use assets	(iv)	30,355	40,316
Other receivables	(v)	5,895	9,545
Financial assets at FVPL	(vi)	25,692	54,490
Bank deposits	(vii)	55,977	59,205
Prepayments and other current assets		23	36
Lease liabilities	(iv)	37,729	43,142
Accounts payable	(iv)	4,691	4,708
Bills payable	(iv)	1,214	356
Accrued expenses and other payables	(iv)	8,228	6,511

Note:

(i)
The amounts represent telecommunications services settlement received/receivable from or paid/payable to the Group’s associates and joint ventures for the telecommunications project planning, design and construction services and the charges of purchasing software products and services paid/payable to the Group’s associates and joint ventures.

(ii)	The amounts represent the property leasing and management service revenue received/receivable from China Tower and other associates and joint ventures.

(iii)
The amounts primarily represent interest received/receivable from deposits placed with SPD Bank, placements with SPD Bank and short-term loans granted to China Tower; and they also include income derived from WMPs purchased from SPD Bank and the loss from the CB publicly issued by SPD Bank as mentioned in
n
ote 23.

(iv)
The amounts primarily represent the
right-of-use
assets and lease liabilities recognized and the amount paid/payable to China Tower and other associates and joint ventures for the use of telecommunications towers. Related costs for use of tower assets include charges for use of tower assets, the depreciation of the right-of-use
assets, and the finance cost associated with the lease liabilities.

(v)
The amounts primarily represent the short-term loans granted to China Tower, placements with SPD Bank, and withholding power and utilities expenses and lease charges payable on behalf of China Tower, etc. The interest rates of short-term loans granted to China Tower are mutually agreed among both parties with reference to the market interest rates.

(vi)
The amounts represent the WMPs purchased from SPD Bank and the CB publicly issued by SPD Bank. The return rates of WMPs are determined with reference to market conditions and the fair values of CB are based on quoted market prices (level 1).

(vii)	The amounts represent the deposits placed with SPD Bank, the interest rate of which is determined in accordance with the benchmark interest rate published by PBOC.

(c)	Transactions with associates and joint ventures of CMCC Group
In addition, the Group has entered into transactions with associates and joint ventures of CMCC Group during the ordinary course of the Group’s business based on terms comparable to terms of transactions enacted with other entities, the amounts of such transactions and related outstanding balances were not material.

(d)	Transactions with other government-related entities in the PRC
The Group is a government-related enterprise and operates in an economic regime currently dominated by entities directly or indirectly controlled by the PRC government through government authorities, agencies, affiliations and other organization (collectively referred to as “government-related entities”).
Apart from transactions with CMCC Group (notes 29 and 37(a)), associates and joint ventures (note 37(b
)) and the transaction to increase contribution to the Fund (note 21), the Group has collectively, but not individually, significant transactions with other government-related entities which include but not limited to the following:

•	rendering and receiving telecommunications services, including interconnection revenue/charges

•	purchasing of goods, including use of public utilities

•	placing of bank deposits
These transactions are conducted during the ordinary course of the Group’s business based on terms comparable to the terms of transactions enacted with other entities that are not government-related. The Group prices all its telecommunications services and products based on commercial negotiations with reference to rules and regulations stipulated by related authorities of the PRC Government, where applicable. The Group has also established its procurement policies and approval processes for purchases of products and services, which do not depend on whether the counterparties are government-related entities or not.

(e)	For key management personnel remuneration, please refer to note 11.